WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Warrants [Abstract]
WARRANTS

Note 8: Warrants

As discussed in Note 6, the Company issued warrants during the three months ended March 31, 2014. The following summarizes the warrant activity for the three months ended March 31, 2014:

	Number of Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Intrinsic value
Outstanding at December 31, 2013	13,764,472	$0.66
Grants	31,609,124	0.06
Outstanding at March 31, 2014	45,373,596	$0.23	4.6	$5,913,522
Exercisable at March 31, 2014	45,373,596	$0.23	4.6	$5,913,522
During the three months ended March 31, 2014 and 2013, the Company entered into several note payable agreements that included detachable warrants with no vesting requirements, as discussed in Note 6. The weighted-average grant date fair value for the three months ended March 31, 2014, equaled $0.16 per share. The total fair value of warrants granted and vested during the three months ended March 31, 2014 and 2013 was $5,131,613 and $25,565, of which an allocated portion was recorded as a debt discount. During the three months ended March 31, 2014 and 2013, $375,239 and $16,351 of the discount was accreted to interest expense. The grant-date fair value of the warrants, and thus the debt discount, was valued using a Monte Carlo model.

Derivative Liabilities — Warrants

The embedded conversion and anti-dilution features in the convertible debt instruments and warrants issued in the three months ending March 31, 2014 qualify certain notes as a derivative instrument since the number of shares issuable under the note is indeterminate based on guidance in FASB ASC 815, Derivatives and Hedging. These convertible notes tainted all other equity linked instruments including outstanding warrants and fixed rate convertible debt.
The valuation of the derivative liability of the warrants was determined through the use of a Monte Carlo options model that values the liability of the warrants based on a risk-neutral valuation where the price of the option is its discounted expected value. The technique applied generates a large number of possible (but random) price paths for the underlying common stock via simulation, and then calculates the associated exercise value (i.e. “payoff”) of the option for each path. These payoffs are then averaged and discounted to a current valuation date resulting in the fair value of the option.
Using this model, the Company determined a fair value of $5,512,114 at either issuance date or tainting date, including the warrants previously classified in equity which had a value at tainting of $788,660 (see Note 7). The Company recorded the change in the fair value of the derivative liability as a gain of $1,977,227 to reflect the value of the derivative liability as $3,534,887 as of March 31, 2014.

NOTE 12: WARRANTS

The following summarizes the warrant activity for the year ended December 31, 2013:

	Number of Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Intrinsic value
Outstanding at December 31, 2012	342,000	$0.01
Grants	13,422,472	0.68
Outstanding at December 31, 2013	13,764,472	$0.66	2.3	$99,360
Exercisable at December 31, 2013	13,764,472	$0.66	2.3	$99,360
Throughout 2013 and 2012, the Company entered into several note payable agreements that included detachable warrants with no vesting requirements, as discussed in Note 10. The weighted-average grant-date fair value of warrants granted during the years ended December 31, 2013 and 2012 was $2,023,796 and $423, respectively. The total fair value of warrants granted and vested during the years ended December 31, 2013 and 2012 was $9,931,016 and $25,565, of which an allocated portion was recorded as a debt discount. During the years ended December 31, 2013 and 2012, $107,621 and $16,351 of the discount was accreted to interest expense. The grant-date fair value of the warrants, and thus the debt discount, was valued using the Black-Scholes pricing model with the following assumptions:

	Year Ended December 31,
	2013	2012
Exercise price	$0.01 – $0.75	$0.01
Stock price	$0.24 – $1.94	$0.00 – $0.72
Volatility	153.81% – 205.42%	127.5% – 159.8%
Risk-free interest rate	0.20% – 1.78%	0.26% – 0.34%
Expected Term	1.5 – 5 years	2.5 years